Interest, advances, promissory notes payable and loan payable (Details 7) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
· modification of warrants held by the CEO and the VP of the Company that were issued in connection with lines of credit financing provided to the Company which remain outstanding (notes 5, 7 and 8)	$ 17,291,230	$ 7,557,688
· issuance of warrants as consideration for receiving an increase to the borrowing limit on the line of credit between the Company and the VP of the Company (notes 5, 7 and 8);		2,263,252
· lines of credit payable (note 5);	1,834,134	1,731,665	1,644,027
· promissory notes (notes 4(a), 4(b) and 4(c));	530,591	531,530	531,418
· borrowing costs, accrued interest and accreted interest on loan payable to KWC (notes 4(d) and 8);	40,015	307,785	309,706
· calculation of imputed interest on promissory notes payable, which had no stated interest rate; and	32,509	32,510	34,431
· other items	7,024		1,961
Total interest expense	$ 19,735,503	$ 12,424,430	$ 2,521,543